Loans Receivable and Allowance for Loan Losses (Summary of Loans Receivable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Qualifying loans pledged as FHLB collateral	$ 554,300,000
Bank Loans Receivable, Net:
Total loans receivable	1,998,534,000	1,750,872,000
Less: allowance for loan losses	(24,998,000)	(23,110,000)	(25,282,000)	(21,620,000)
Net loans receivable	1,973,536,000	1,727,762,000
Directors and Executive Officers [Member]
Bank Loans Receivable, Net:
Loans receivable, related parties	7,100,000	6,900,000
Loans receivable, advances to related parties	2,000,000
Loans receivable, proceeds from related parties	1,800,000
Commercial and industrial [Member]
Bank Loans Receivable, Net:
Total loans receivable	525,127,000	447,144,000
Less: allowance for loan losses	(11,714,000)	(8,178,000)	(9,959,000)	(8,400,000)
Commercial tax-exempt [Member]
Bank Loans Receivable, Net:
Total loans receivable	71,151,000	81,734,000
Less: allowance for loan losses	(55,000)	(72,000)	(83,000)	(79,000)
Owner occupied real estate [Member]
Bank Loans Receivable, Net:
Total loans receivable	332,070,000	302,417,000
Less: allowance for loan losses	(1,931,000)	(2,180,000)	(2,129,000)	(729,000)
Commercial construction and land development [Member]
Bank Loans Receivable, Net:
Total loans receivable	138,064,000	133,176,000
Less: allowance for loan losses	(4,242,000)	(5,559,000)	(7,222,000)	(7,840,000)
Commercial real estate [Member]
Bank Loans Receivable, Net:
Total loans receivable	594,276,000	473,188,000
Less: allowance for loan losses	(4,707,000)	(4,161,000)	(3,983,000)	(3,241,000)
Residential [Member]
Bank Loans Receivable, Net:
Total loans receivable	110,951,000	97,766,000
Less: allowance for loan losses	(796,000)	(960,000)	(324,000)	(435,000)
Consumer [Member]
Bank Loans Receivable, Net:
Total loans receivable	226,895,000	215,447,000
Less: allowance for loan losses	$ (931,000)	$ (1,303,000)	$ (793,000)	$ (831,000)